1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

May 18, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    iShares Trust (the “Trust”)

     (Securities Act File No. 333-92935

     Investment Company Act File No. 811-09729)

     Post-Effective Amendment No. 2,640

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,640 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

•	iShares Global Energy ETF (“IXC”)

•	iShares Global Tech ETF (“IXN”)

•	iShares Environmental Infrastructure and Industrials ETF (“EFRA,” and together with IXC and IXN, the “Funds” and each a “Fund”)

The Amendment is being filed to reflect the following changes to the prior annual update filing of IXC and IXN, Post-Effective Amendment No. 2,565, filed pursuant to Rule 485(b), which became effective on August 1, 2022: a change in each of IXC’s and IXN’s respective underlying index, as stated in the table below, along with corresponding changes to the respective Fund’s principal investment strategies and principal risks made to track the underlying index, each of which became effective on April 20, 2023.

Fund	Current Underlying Index	New Underlying Index

IXC	S&P Global 1200 Energy IndexTM	S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM

IXN	S&P Global 1200 Information Technology IndexTM	S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

May 18, 2023

The Amendment is being filed to reflect the following changes to the prior annual update filing of EFRA, Post-Effective Amendment No. 2,593, filed pursuant to Rule 485(b), which became effective on October 24, 2022: (i) a change in the index methodology of the Underlying Index by the Index Provider to expand the eligible universe from the FTSE Developed ex Korea All Cap Index to the FTSE Global All Cap Index resulting in the inclusion of emerging markets securities to the constituents of the Underlying Index, and (ii) corresponding changes to the Fund’s principal investment strategies, tax information, and principal risks made to track the underlying index, each of which became effective on March 17, 2023.

The Amendment also reflects other non-material changes as the Trust deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment follows the general format used by previous filings of the Trust. As an example, the Amendment follows the format of Post-Effective Amendment No. 2,605, filed pursuant to Rule 485(a)(1) on December 13, 2022, relating to iShares TIPS Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares International Treasury Bond ETF,     iShares 1-3 Year International Treasury Bond ETF, iShares 0-5 Year TIPS Bond ETF, iShares Floating Rate Bond ETF, iShares CMBS ETF, iShares GNMA Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares U.S. Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares 0-5 Year High Yield Corporate Bond ETF, iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares Treasury Floating Rate Bond ETF, iShares Convertible Bond ETF, iShares Core International Aggregate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF, iShares Fallen Angels USD Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares U.S. Fixed Income Balanced Risk Factor ETF, iShares BB Rated Corporate Bond ETF, and iShares USD Green Bond ETF, which was reviewed by the Staff and became effective on March 1, 2023. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund. The operations of Funds, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

*        *        *

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

May 18, 2023

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Marisa Rolland

Adithya Attawar

Jennifer Kerslake

Timothy Kahn

Michael Gung

George Rafal

Toree Ho

Alexis Hassell